INCOME TAXES - Income Tax component in statement of operation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current period	€ 901	€ 1,194
Adjustment in respect of prior periods	97	127
Current Income Taxes	998	1,321
Deferred income tax recovery	(172)	(125)
Income Taxes	€ 826	€ 1,196